Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	2022		2021
Sales commission to travel agencies (Note 1d)	US$	9,037	US$	9,233
Other prepaid expenses		8,371		10,440
Advances to suppliers		6,446		8,542
Prepaid insurance		5,816		4,150
Flight credits		3,519		6,022
	US$	33,189	US$	38,387